Schedule of Investments (unaudited)
July 31, 2026
iShares® Treasury Floating Rate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations
U.S. Government Obligations — 99.6%
U.S. Treasury Notes
3.90%, 07/31/28, (3-mo. U.S. Treasury money market yield + 0.05%)(a)	$419,183	$419,139,252
3.95%, 01/31/27, (3-mo. U.S. Treasury money market yield + 0.10%)(a)	899,814	900,218,304
3.95%, 01/31/28, (3-mo. U.S. Treasury money market yield + 0.10%)(a)	864,145	864,867,441
3.96%, 04/30/28, (3-mo. U.S. Treasury money market yield + 0.10%)(a)(b)(c)	960,603	961,422,051
4.01%, 04/30/27, (3-mo. U.S. Treasury money market yield + 0.16%)(a)	905,017	906,143,385
4.01%, 07/31/27, (3-mo. U.S. Treasury money market yield + 0.16%)(a)	857,818	858,971,736
4.04%, 10/31/27, (3-mo. U.S. Treasury money market yield + 0.19%)(a)	893,240	894,944,197
4.06%, 10/31/26, (3-mo. U.S. Treasury money market yield + 0.21%)(a)	858,027	858,492,377
		6,664,198,743
Total Long-Term Investments — 99.6% (Cost: $6,658,910,803)		6,664,198,743
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(d)(e)	46,437,500	$46,437,500
Total Short-Term Securities — 0.7% (Cost: $46,437,500)		46,437,500
Total Investments — 100.3% (Cost: $6,705,348,303)		6,710,636,243
Liabilities in Excess of Other Assets — (0.3)%		(19,380,643)
Net Assets — 100.0%		$6,691,255,600

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security was purchased with the cash collateral from loaned securities.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$22,860,000	$23,577,500 (a)	$—	$—	$—	$46,437,500	46,437,500	$148,786	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Treasury Floating Rate Bond ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$6,664,198,743	$—	$6,664,198,743
Short-Term Securities
Money Market Funds	46,437,500	—	—	46,437,500
	$46,437,500	$6,664,198,743	$—	$6,710,636,243